Business Combination - Additional Information (Detail) - Fertinal [member] $ in Thousands, $ in Thousands		12 Months Ended
	Jan. 28, 2016 USD ($)	Dec. 31, 2017	Jan. 28, 2016 MXN ($)
Disclosure of detailed information about business combination [line items]
Percentage oustanding shares acquired	99.99%		99.99%
Total purchase price			$ 4,322,826
Credit lines under a simple credit agreement	$ 425,800
Debt maturity period	16 years
Total assets, net			315,808
Goodwill			$ 4,007,018
Percentage of domestic market to cover		50.00%